Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2024
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Cenovus Energy Inc. (“Cenovus” or the “Company”) is an integrated energy company with crude oil and natural gas production operations in Canada and the Asia Pacific region, and upgrading, refining and marketing operations in Canada and the United States (“U.S.”).
Cenovus is incorporated under the Canada Business Corporations Act and its common shares and common share purchase warrants are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange. Cenovus’s cumulative redeemable preferred shares series 1, 2, 5 and 7 are listed on the TSX. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.
Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision maker. The Company’s operating segments are aggregated based on their geographic locations, the nature of the businesses or a combination of these factors. The Company evaluates the financial performance of its operating segments primarily based on operating margin.
The Company operates through the following reportable segments:
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Christina Lake, Sunrise, Lloydminster thermal and Lloydminster conventional heavy oil assets. Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas in Alberta and British Columbia in the Edson, Clearwater and Rainbow Lake operating areas, in addition to the Northern Corridor, which includes Elmworth and Wapiti. The segment also includes interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported, with additional third-party commodity trading volumes, through access to capacity on third-party pipelines, export terminals and storage facilities. These provide flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
•Offshore, includes offshore operations, exploration and development activities in the east coast of Canada and the Asia Pacific region, representing China and the equity-accounted investment in Husky-CNOOC Madura Ltd. (“HCML”), which is engaged in the exploration for and production of NGLs and natural gas in offshore Indonesia.
Downstream Segments
•Canadian Refining, includes the owned and operated Lloydminster upgrading and asphalt refining complex, which converts heavy oil and bitumen into synthetic crude oil, diesel, asphalt and other ancillary products. Cenovus also owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. The Company’s commercial fuels business across Canada is included in this segment. Cenovus markets its production and third-party commodity trading volumes in an effort to use its integrated network of assets to maximize value.
•U.S. Refining, includes the refining of crude oil to produce gasoline, diesel, jet fuel, asphalt and other products at the wholly-owned Lima, Superior and Toledo refineries. The U.S. Refining segment also includes the jointly-owned Wood River and Borger refineries, held through WRB Refining LP (“WRB”), a jointly-owned entity with operator Phillips 66. Cenovus markets some of its own and third-party refined products including gasoline, diesel, jet fuel and asphalt.
Corporate and Eliminations
Corporate and Eliminations, includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate related derivative instruments and foreign exchange. Eliminations include adjustments for feedstock and internal usage of crude oil, natural gas, condensate, other NGLs and refined products between segments; transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal; the sale of condensate extracted from blended crude oil production in the Canadian Refining segment and sold to the Oil Sands segment; and unrealized profits in inventory. Eliminations are recorded based on market prices.
A) Results of Operations – Segment and Operational Information

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	21,857	20,608	1,211	1,488	1,572	1,617	24,640	23,713
Intersegment Sales	6,590	5,584	1,848	1,785	—	—	8,438	7,369
	28,447	26,192	3,059	3,273	1,572	1,617	33,078	31,082
Royalties	(3,274)	(3,059)	(76)	(112)	(99)	(99)	(3,449)	(3,270)
Revenues	25,173	23,133	2,983	3,161	1,473	1,518	29,629	27,812
Expenses
Purchased Product	1,851	1,457	1,823	1,695	—	—	3,674	3,152
Transportation and Blending	11,000	10,774	320	298	11	16	11,331	11,088
Operating	2,511	2,716	555	590	423	384	3,489	3,690
Realized (Gain) Loss on Risk Management	20	17	(6)	(5)	—	—	14	12
Operating Margin	9,791	8,169	291	583	1,039	1,118	11,121	9,870
Unrealized (Gain) Loss on Risk Management	(16)	15	4	(19)	—	—	(12)	(4)
Depreciation, Depletion and Amortization	3,117	2,993	442	386	563	487	4,122	3,866
Exploration Expense	2	19	1	6	66	17	69	42
(Income) Loss From Equity- Accounted Affiliates	(14)	6	2	—	(53)	(57)	(65)	(51)
Segment Income (Loss)	6,702	5,136	(158)	210	463	671	7,007	6,017

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	4,787	5,385	28,299	26,376	33,086	31,761
Intersegment Sales	523	848	9	17	532	865
	5,310	6,233	28,308	26,393	33,618	32,626
Royalties	—	—	—	—	—	—
Revenues	5,310	6,233	28,308	26,393	33,618	32,626
Expenses
Purchased Product	4,483	4,919	25,769	23,354	30,252	28,273
Transportation and Blending	—	—	—	—	—	—
Operating	907	639	2,763	2,562	3,670	3,201
Realized (Gain) Loss on Risk Management	—	—	8	—	8	—
Operating Margin	(80)	675	(232)	477	(312)	1,152
Unrealized (Gain) Loss on Risk Management	—	—	8	(17)	8	(17)
Depreciation, Depletion and Amortization	185	185	462	486	647	671
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	(265)	490	(702)	8	(967)	498

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2024	2023	2024	2023
Gross Sales
External Sales	—	—	57,726	55,474
Intersegment Sales	(8,970)	(8,234)	—	—
	(8,970)	(8,234)	57,726	55,474
Royalties	—	—	(3,449)	(3,270)
Revenues	(8,970)	(8,234)	54,277	52,204
Expenses
Purchased Product	(7,823)	(6,710)	26,103	24,715
Transportation and Blending	(793)	(947)	10,538	10,141
Purchased Product, Transportation and Blending (1)	(8,616)	(7,657)	36,641	34,856
Operating	(318)	(539)	6,841	6,352
Realized (Gain) Loss on Risk Management	24	(3)	46	9
Unrealized (Gain) Loss on Risk Management	16	73	12	52
Depreciation, Depletion and Amortization	102	107	4,871	4,644
Exploration Expense	—	—	69	42
(Income) Loss From Equity-Accounted Affiliates	(1)	—	(66)	(51)
Segment Income (Loss)	(177)	(215)	5,863	6,300
General and Administrative	794	688	794	688
Finance Costs, Net (1)	514	538	514	538
Integration, Transaction and Other Costs	166	85	166	85
Foreign Exchange (Gain) Loss, Net	462	(67)	462	(67)
(Gain) Loss on Divestiture of Assets (1)	(119)	20	(119)	20
Re-measurement of Contingent Payments	30	59	30	59
Other (Income) Loss, Net	(55)	(63)	(55)	(63)
	1,792	1,260	1,792	1,260
Earnings (Loss) Before Income Tax			4,071	5,040
Income Tax Expense (Recovery)			929	931
Net Earnings (Loss)			3,142	4,109
(1)Revised presentation as of January 1, 2024. See Note 4.
B) External Sales by Product

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023
Crude Oil	21,183	20,022	207	238	321	401	21,711	20,661
Natural Gas and Other	332	271	648	988	925	901	1,905	2,160
NGLs (1)	342	315	356	262	326	315	1,024	892
External Sales	21,857	20,608	1,211	1,488	1,572	1,617	24,640	23,713

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023
Gasoline	429	522	13,792	12,375	14,221	12,897
Distillates (2)	1,484	1,752	10,632	9,612	12,116	11,364
Synthetic Crude Oil	1,814	1,899	—	—	1,814	1,899
Asphalt	548	537	1,029	864	1,577	1,401
Other Products and Services	512	675	2,846	3,525	3,358	4,200
External Sales	4,787	5,385	28,299	26,376	33,086	31,761
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2024	2023
Canada	26,791	25,128
United States	26,333	25,943
China	1,153	1,133
Consolidated	54,277	52,204
(1)Revenues by country are classified based on where the operations are located.

	Non-Current Assets (1)
As at December 31,	2024	2023
Canada	37,006	35,876
United States	5,902	5,230
China	1,249	1,608
Indonesia	295	344
Consolidated	44,452	43,058
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Major Customers
In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2024, Cenovus had two customers (2023 – two) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $17.7 billion and $8.1 billion, respectively (2023 – $18.0 billion and $7.1 billion, respectively), and are reported across all of the Company’s operating segments
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2024	2023	2024	2023	2024	2023
Oil Sands	461	729	24,646	24,443	1,018	849
Conventional	15	—	2,230	2,209	57	1
Offshore	8	9	3,365	2,798	95	102
Canadian Refining	—	—	2,511	2,469	39	28
U.S. Refining	—	—	5,538	5,014	342	268
Corporate and Eliminations	—	—	278	317	399	432
Consolidated	484	738	38,568	37,250	1,950	1,680

	Goodwill		Total Assets
As at December 31,	2024	2023	2024	2023
Oil Sands	2,923	2,923	31,668	31,673
Conventional	—	—	2,610	2,429
Offshore	—	—	4,089	3,511
Canadian Refining	—	—	2,901	2,960
U.S. Refining	—	—	9,517	8,660
Corporate and Eliminations	—	—	5,754	4,682
Consolidated	2,923	2,923	56,539	53,915
E) Capital Expenditures (1)

For the years ended December 31,	2024	2023
Capital Investment
Oil Sands	2,714	2,382
Conventional	421	452
Offshore
Atlantic	1,077	635
Asia Pacific	68	7
Total Upstream	4,280	3,476

Canadian Refining	208	145
U.S. Refining	488	602
Total Downstream	696	747

Corporate and Eliminations	39	75
	5,015	4,298
Acquisitions
Oil Sands	9	37
Conventional	13	5
U.S. Refining (2)	—	385
	22	427

Total Capital Expenditures	5,037	4,725
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the Company's joint ventures.
(2)In 2023, Cenovus was deemed to have disposed of its pre-existing interest in BP-Husky Refining LLC (“Toledo”) and reacquired it at fair value as required by International Financial Reporting Standard 3, "Business Combinations" (“IFRS 3”). The acquisition capital above does not include the fair value of the pre-existing interest in Toledo of $368 million.